CONSOLIDATED BALANCE SHEETS $ in Thousands	Sep. 30, 2018 USD ($)
Current assets:
Cash and cash equivalents	$ 69,663
Short-term investments	268,200
Prepaid expenses and other current assets	3,665
Total current assets	341,528
Property and equipment, net	2,360
Restricted cash	210
Deferred tax assets	1,173
Advanced clinical payments	1,830
Total assets	347,101
Current liabilities:
Accounts payable	4,668
Accrued expenses	13,353
Accrued milestone	10,000
Total current liabilities	28,021
Deferred rent	167
Total liabilities	28,188
Commitments and contingencies (Note 11)
Shareholders’ equity (deficit):
Additional paid-in capital	470,600
Accumulated other comprehensive income	(55)
Accumulated deficit	(151,645)
Total shareholders’ equity (deficit)	318,913
Total liabilities, convertible preferred shares and shareholders’ equity (deficit)	347,101
Class A common shares
Shareholders’ equity (deficit):
Common stock value	4
Class B common shares
Shareholders’ equity (deficit):
Common stock value	1
Class A1 common shares
Shareholders’ equity (deficit):
Common stock value	4
Class B1 common shares
Shareholders’ equity (deficit):
Common stock value	$ 4